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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06536
Invesco Van Kampen Trust for Investment Grade New Jersey Municipals

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309

(Address of principal executive offices)	(Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 4/30/10

Item 1. Report to Shareholders.

SEMIANNUAL REPORT

April 30, 2010

MUTUAL FUNDS Van Kampen Trust for Investment Grade New Jersey Municipals (VTJ)

Privacy Notice information on the back.

On June 1, 2010, Invesco completed its acquisition of Van Kampen Investments and Morgan Stanley’s retail asset management business. This Trust was included in that acquisition and as of that date, became Invesco Van Kampen Trust for Investment Grade New Jersey Municipals. Please visit www.invesco.com/transition for more information or call Invesco’s Client Services team at 800-959-4246.

Invesco Distributors, Inc.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen Trust for Investment Grade New Jersey Municipals performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust’s financial statements and a list of trust investments as of April 30, 2010.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. Trusts are subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and that the value of the trust shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this trust.

Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 4/30/10 (Unaudited)

Trust For Investment Grade New Jersey Municipals
Symbol: VTJ
Average Annual	Based on	Based on
Total Returns	NAV	Market Price

Since Inception (3/27/92)	6.77%	6.99%

10-year	6.48	8.20

5-year	3.45	7.07

1-year	18.02	34.44

6-month	5.18	11.45

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial adviser. Investment returns, net asset value (NAV) and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost.

NAV per share is determined by dividing the value of the Trust’s portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the end of the period. The Trust’s adviser has waived or reimbursed fees and expenses from time to time, absent such waivers/ reimbursements the Trust’s returns would have been lower. Periods of less than one year are not annualized.

The Barclays Capital New Jersey Municipal Bond Index is a broad-based statistical composite of New Jersey municipal bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Trust Report
For the six-month period ended April 30, 2010

Market Conditions

Economic data released during the six-month reporting period indicated that the economy was expanding, although some investors continued to question whether the recession was really behind us. The housing market continued to lag and unemployment remained high, but hints of improvement began to appear late in the period when the April labor report showed that employment in the U.S. rose by its largest monthly increase in four years. The Federal Reserve maintained their accommodative monetary policy, leaving the federal funds target rate unchanged at near zero percent, but hiked the discount rate by 25 basis points to 0.75 percent in mid-February—perhaps an indication of monetary tightening ahead.

Municipal bond market performance slowed substantially during the reporting period from the historically large returns seen in previous months. The lower rated segment of the market continued to outperform as investor demand for lower quality, higher yielding bonds grew over the course of the period. For the six months ended April 30, 2010, the Barclays Capital High Yield Municipal Bond Index (the benchmark for the non-investment grade segment of the market) gained 6.70 percent while the Barclays Capital Municipal Bond Index (the benchmark for the investment grade segment) gained 3.68 percent. Overall, longer maturity issues outperformed those with shorter maturities. For the six months ended April 30, 2010, long bonds (those with maturities of 22 years or more) returned 5.09 percent while five-year bonds returned 3.22 percent, as measured by the respective Barclays Capital municipal bond indexes.

With regard to sectors, hospital bonds and tobacco bonds were among the top performers, outpacing the broad municipal market as rising demand for these lower quality issues helped boost returns. Revenue bonds outperformed general obligation bonds amid media reports of municipalities’ general financial weakness and ongoing weakness in tax collections.

Demand for municipal bonds overall remained steady, with approximately $24 billion flowing into municipal bond funds during the period. New issue supply remained relatively stable as well, totaling roughly $205 billion. However, 25 percent of that total issuance was in taxable Build America Bonds, thereby limiting the supply of traditional tax-exempt bonds. This has helped buoy tax-exempt bond prices and the relative value of municipal bonds overall versus other fixed income sectors.

New Jersey benefits from high wealth levels and a well-diversified economy. However, these strengths are offset by a high debt burden and expenditure pressures for schools, infrastructure, and pension benefits. The state has responded to declining revenues stemming from the economic recession with spending cuts and by limiting growth of existing programs. Over the next few years, the state’s fiscal health will depend on its ability to balance high wealth measures with the ongoing capital expenditure demands for school construction and infrastructure projects. As of the end of April, New Jersey is rated Aa3/Negative by Moody’s, AA/Stable by S&P and AA/Stable by Fitch.

Performance Analysis

The Trust’s return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Trust’s portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On both an NAV basis and a market price basis, the Trust outperformed the Barclays Capital New Jersey Municipal Bond Index (the “Index”).

Total return for the six-month period ended April 30, 2010

		Barclays Capital New Jersey
Based on NAV	Based on Market Price	Municipal Bond Index

5.18%	11.45%	3.61%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

The Trust’s performance for the reporting period was primarily attributable to the following:

•	Exposure to BBB rated and non-rated bonds was additive to performance. Spreads on these issues tightened during the period, helping them to outperform higher quality issues.

•	Holdings in the health care and industrial development revenue/pollution control revenue (IDR/PCR) sectors boosted returns as these sectors outperformed the broad municipal bond market for the period.

•	The portfolio’s exposure on the long end of the municipal yield curve was also advantageous as longer maturities issues outperformed shorter maturity issues.

•	Exposure to pre-refunded bonds, however, detracted from performance. Pre-refunded bonds are short-maturity securities and therefore underperformed for the period.

The Trustees have approved a procedure whereby the Trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the Trust’s shares.

Market Outlook

Looking ahead, we expect municipal bonds may outperform other sectors of the fixed income market due to the prospect of higher income tax rates in the future as well as the reduction in supply of tax-exempt paper as municipalities continue to issue taxable Build America Bonds. There is some pressure, however, for municipal yields to rise, particularly on the front end of the yield curve, as the Federal Reserve continues to maintain their inflation-fighting status. We expect lower quality bonds will continue to outperform higher grade bonds as the economic recovery continues.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

Ratings Allocation as of 4/30/10 (Unaudited)

AAA/Aaa	24.2%
AA/Aa	37.1
A/A	16.5
BBB/Baa	14.5
BB/Ba	1.2
Non-Rated	6.5

Top Five Sectors as of 4/30/10 (Unaudited)

General Purpose	18.3%
Hospital	16.9
Public Education	10.5
Public Transportation	8.6
Student Loans	6.3

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings allocations are as a percentage of total investments. Sectors are as a percentage of total long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively.

Portfolio Management

On June 1, 2010, Invesco completed its acquisition of Van Kampen Investments, and the Trust was part of that acquisition. Therefore, as of that date, the Trust’s investment adviser is Invesco Advisers, Inc. The following individuals associated with Invesco Advisers, Inc. are jointly and primarily responsible for the day-to-day management of the Trust’s portfolio:

•	Mark Paris, Senior Portfolio Manager, has been responsible for the Trust since 2007. Prior to June 1, 2010, Mr. Stryker was associated with Van Kampen Asset Management in an investment management capacity since 2002.

•	Julius Williams, Portfolio Manager, has been responsible for the Trust since 2009. Prior to June 1, 2010, Mr. Wimmel was associated with Van Kampen Asset Management in an investment management capacity since 2000.

•	Robert W. Wimmel, Senior Portfolio Manager, has been responsible for the Trust since 2001. Prior to June 1, 2010, Mr. Wimmel was associated with Van Kampen Asset Management in an investment management capacity since 1996.

For More Information About Portfolio Holdings

Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the trust’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-1520.

You may obtain copies of a trust’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Trust’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Investment Advisory Agreement Approval

On June 1, 2010, Invesco Ltd., an independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser and certain other affiliated service providers to most of the Van Kampen funds (including the Fund) (the “Transaction”). As described in more detail below, in connection with the Transaction, the Fund’s Board of Trustees approved a new investment advisory agreement with Invesco Advisers, Inc. (“Invesco”), a subsidiary of Invesco Ltd., and a new master investment sub-advisory agreement with several of Invesco Ltd.’s wholly-owned affiliates (collectively, the “New Advisory Agreements”). Shareholders approved the New Advisory Agreements at a special meeting of shareholders held on April 16, 2010 to become effective upon closing of the Transaction. Thus, effective June 1, 2010, the Fund’s investment adviser, investment sub-advisers and certain other service providers are affiliates of Invesco Ltd. The Transaction did not result in any change to the Fund’s investment objective, principal investment strategies or the Fund’s portfolio management team.

Prior to the Transaction, the investment adviser for the Fund was Van Kampen Asset Management, a wholly owned subsidiary of Van Kampen Investments Inc. (“Van Kampen Investments”), which was an indirect wholly owned subsidiary of Morgan Stanley. As a result of the Transaction, the asset management business of Van Kampen Investments was combined with that of Invesco.

At several in-person and telephonic meetings held in August, September, October, November and December 2009, the Board discussed and ultimately approved the New Advisory Agreements. At these meetings, the Board considered information provided by Morgan Stanley, Van Kampen Investments and Invesco regarding, among other things: Invesco’s organization and personnel; business strategy; ownership structure; financial strength; affiliations (including other asset management affiliations); asset management practices and capabilities; legal and regulatory matters; and compliance matters. Emphasis during these meetings focused on Invesco being a global investment management leader with momentum in the U.S. retail market, and that the combination of Invesco and Morgan Stanley’s retail asset management business, including Van Kampen Investments, can bring additional value to the Fund’s shareholders. The parties discussed Invesco’s independence as a publicly traded entity, its strategic focus solely on the investment management business (including Invesco’s investment reputation, broad product line, service quality, industry relationships and objective of putting investors’ interests first) and its significant depth in resources, diversification, performance and experience. The parties discussed how the current Invesco and Van Kampen Investments businesses compare and complement each other and the synergies of the combined organization which management believes will benefit the Fund’s shareholders. The parties discussed aligning the Fund and other funds then advised by Van Kampen Asset Management together with other funds and products currently advised by Invesco and its affiliates towards using a single, common operating platform (which includes, among other things, common investment operating platforms, common global performance measurement and risk analysis, and common compliance policies and procedures). At these meetings the Board also discussed, in addition to the New Advisory Agreements, the expectation that Invesco and its affiliates would provide the Fund with administrative and client servicing services that were currently provided by Van Kampen Investments and its affiliates. The parties discussed these other services, and efforts to capitalize on synergy opportunities from combined scale for the benefit of shareholders, leveraging operating best practices across the organization and commitment to quality services. The members of the Board who are not “interested persons” of the Fund, as that term is defined in the Investment Company Act of 1940, as amended, conferred separately with their counsel and a consultant (each engaged specifically in connection with their review of the Transaction) about the Transaction on several occasions during the meetings conducted from August through December 2009.

In connection with the Board’s consideration of the New Advisory Agreements, the Trustees considered, among other things, the factors discussed above as well as the following:

Nature, Extent and Quality of the Services to be Provided. The Board considered the roles and responsibilities of the investment adviser (and its affiliates) as a whole and those specific to portfolio management, support and trading functions anticipated to be servicing the Fund. The Board noted that the current portfolio management team for the Fund is expected to remain the same under the New Advisory Agreements. The Trustees discussed with Invesco the resources available in managing the Fund. The Trustees also discussed certain other services that are to be provided by Invesco or its affiliates to the Fund including subadvisory services, certain global performance measurement and risk analysis, compliance, accounting, and administrative services. The Board has determined that the nature, extent and quality of the services to be provided by Invesco (and its affiliates) support its decision to approve the New Advisory Agreements.

Projected Fees and Expenses of the Fund. The Board considered that the advisory fee rate for the Fund would remain the same under the New Advisory Agreements as they are under the current advisory agreement. The Board had previously determined that such fees were acceptable under the current advisory agreement. The Board has determined that the projected fees and expenses of the Fund support its decision to approve the New Advisory Agreements.

Investment Adviser’s Expenses in Providing the Service and Profitability. At least annually, the Trustees expect to review Invesco’s expenses in providing services to the Fund and other funds advised by Invesco and the profitability of Invesco. In connection with the Fund, the Trustees discussed with Invesco its projected revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, and other costs. The Board has determined that the analysis of Invesco’s projected expenses and profitability support its decision to approve the New Advisory Agreements.

Economies of Scale. The Board noted that economies of scale were already reflected in the advisory fees. In future determinations of whether to approve the continuation of the advisory agreement, the Board will consider whether economies of scale exist and should be passed along to shareholders.

Other Benefits of the Relationship. The Board considered other benefits to Invesco and its affiliates derived from its relationship with the Fund and other funds advised by Invesco. These benefits include, among other things, fees for administrative services (which is reimbursement of Invesco’s cost or such reasonable compensation as may be approved by the Board), transfer agency services provided to other funds in the fund family, in certain cases research to be received by Invesco or its affiliates generated from commission dollars spent on funds’ portfolio trading, and in certain cases distribution or service related fees related to sales of other funds in the fund family. The Trustees reviewed with Invesco each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by Invesco or its affiliates support its decision to approve the New Advisory Agreements.

Van Kampen Trust for Investment Grade New Jersey Municipals
Portfolio of Investments  ■  April 30, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 164.8% New Jersey 139.2%
$2,250	Bergen Cnty, NJ Util Auth Wtr Sys (AMBAC Insd)	5.000%	12/15/31	$2,357,617
1,500	Burlington Cnty, NJ Brdg Cmnty Econ Dev Rev Evergreens Proj	5.625	01/01/38	1,298,025
2,000	Camden Cnty, NJ Muni Util Auth Swr Rev Cap Apprec, Ser B (NATL Insd)	*	09/01/14	1,754,220
2,500	Camden Cnty, NJ Muni Util Auth Swr Rev Cap Apprec, Ser B (NATL Insd)	*	09/01/15	2,086,850
4,095	Camden, NJ (AGM Insd)	*	02/15/11	4,052,576
1,000	Colt’s Neck Twp, NJ Brd Ed (AGM Insd)	5.000	02/01/21	1,142,820
1,500	Cumberland Cnty, NJ Impt Auth Solid Waste Sys Rev, Ser A	5.000	01/01/30	1,486,920
1,845	East Orange, NJ Brd Ed Ctf Part Cap Apprec (AGM Insd)	*	08/01/19	1,151,317
1,845	East Orange, NJ Brd Ed Ctf Part Cap Apprec (AGM Insd)	*	02/01/25	804,051
2,850	East Orange, NJ Brd Ed Ctf Part Cap Apprec (AGM Insd)	*	02/01/28	1,016,566
2,330	Edgewater, NJ Muni Util Auth Rev Swr Rfdg (NATL Insd) (a)	*	11/01/12	2,259,191
775	Essex Cnty, NJ Util Auth Solid Waste Rev Rfdg (AGL Insd)	5.000	04/01/21	851,849
1,020	Mantua Twp, NJ Sch Dist Rfdg (NATL Insd)	5.000	03/01/15	1,085,045
7,055	Mercer Cnty, NJ Impt Auth Rev Cap Apprec Gtd Solid Waste Rfdg	*	04/01/12	6,894,852
1,000	Middlesex Cnty, NJ Impt Auth Rev Admin Bldg Residential Proj (FNMA Collateralized) (AMT)	5.350	07/01/34	1,004,870
1,500	New Jersey Econ Dev Auth Middlesex Wtr Co Proj Rfdg (AMBAC Insd) (AMT)	5.100	01/01/32	1,469,070
500	New Jersey Econ Dev Auth Ret Cmnty Rev Seabrook Vlg Inc Fac Rfdg	5.250	11/15/26	429,045
500	New Jersey Econ Dev Auth Ret Cmnty Rev Seabrook Vlg Inc Fac Rfdg	5.250	11/15/36	407,950
1,500	New Jersey Econ Dev Auth Rev Cig Tax	5.500	06/15/31	1,427,970
1,000	New Jersey Econ Dev Auth Rev Cranes Mill Proj First Mtg, Ser A	6.000	07/01/38	940,560
375	New Jersey Econ Dev Auth Rev First Mtg Lions Gate Proj A	5.875	01/01/37	314,096
2,000	New Jersey Econ Dev Auth Rev First Mtg Winchester, Ser A	5.800	11/01/31	1,990,260
1,000	New Jersey Econ Dev Auth Rev Kapkowski Rd Landfill Proj Rfdg	5.750	10/01/21	1,024,180
7,000	New Jersey Econ Dev Auth Rev Motor Vehicle Rev, Ser A (BHAC Insd) (b)	5.250	07/01/26	8,161,930
525	New Jersey Econ Dev Auth Rev Newark Downtown Dist Mgmt Corp	5.125	06/15/27	477,267

See Notes to Financial Statements

Van Kampen Trust for Investment Grade New Jersey Municipals
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (Continued)
$700	New Jersey Econ Dev Auth Rev Newark Downtown Dist Mgmt Corp	5.125%	06/15/37	$598,493
1,500	New Jersey Econ Dev Auth Rev Sch Fac Constr Rfdg, Ser N-1 (AMBAC Insd)	5.500	09/01/26	1,681,380
1,250	New Jersey Econ Dev Auth Rev Sch Fac Constr, Ser BB	5.000	09/01/34	1,294,250
1,000	New Jersey Econ Dev Auth Rev Sch Fac Constr, Ser Z (AGL Insd)	5.500	12/15/34	1,095,770
7,000	New Jersey Econ Dev Auth Rev Sch Fac, Ser U (AGM Insd) (b)	5.000	09/01/32	7,301,980
10,000	New Jersey Econ Dev Auth St Contract Econ Recovery (NATL Insd)	5.900	03/15/21	11,722,500
1,000	New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig Grp, Ser A (Prerefunded @ 7/01/13)	5.375	07/01/33	1,111,100
1,500	New Jersey Hlthcare Fac Fin Auth Rev Children’s Specialized Hosp, Ser A	5.500	07/01/36	1,451,415
1,095	New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr at Passaic (AGM Insd) (a)	6.500	07/01/11	1,135,504
4,250	New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr at Passaic (AGM Insd) (a)	6.750	07/01/19	5,313,393
1,000	New Jersey Hlthcare Fac Fin Auth Rev Hackensack Univ Med Ctr (AGL Insd)	5.125	01/01/27	1,039,440
2,000	New Jersey Hlthcare Fac Fin Auth Rev Meridian Hlth Conv, Ser I (AGL Insd)	5.000	07/01/38	2,025,280
1,000	New Jersey Hlthcare Fac Fin Auth Rev Palisades Med Ctr Oblig Grp (ACA Insd)	5.250	07/01/28	793,270
700	New Jersey Hlthcare Fac Fin Auth Rev Saint Joseph’s Hlthcare Sys	6.625	07/01/38	720,118
315	New Jersey Hlthcare Fac Fin Auth Rev Saint Mary Hosp (a)	5.875	07/01/12	332,095
2,300	New Jersey Hlthcare Fac Fin Auth Rev Saint Peter’s Univ Hosp Oblig	5.750	07/01/37	2,293,514
2,000	New Jersey Hlthcare Fac Fin Auth Rev South Jersey Hosp	5.000	07/01/36	1,959,820
2,000	New Jersey Hlthcare Fac Fin Auth Rev South Jersey Hosp	5.000	07/01/46	1,921,740
2,000	New Jersey Hlthcare Fac Fin Auth Rev South Jersey Hosp (Prerefunded @ 7/01/12)	6.000	07/01/32	2,221,600
2,410	New Jersey Hlthcare Fac Fin Holy Name Hosp	5.000	07/01/36	2,099,351
1,000	New Jersey Hlthcare Fac Kennedy Hlth Sys	5.625	07/01/31	1,005,700
1,000	New Jersey Hlthcare Fac Saint Clare’s Hosp Inc Rfdg, Ser A (Radian Insd) (a)	5.250	07/01/23	1,181,020
560	New Jersey St Ed Fac Auth Rev Beth Medrash Govoha America, Ser G (Prerefunded @ 7/01/10)	5.875	07/01/12	569,666
1,000	New Jersey St Ed Fac Auth Rev Beth Medrash Govoha America, Ser G (Prerefunded @ 7/01/10)	6.375	07/01/30	1,019,720

See Notes to Financial Statements

Van Kampen Trust for Investment Grade New Jersey Municipals
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (Continued)
$500	New Jersey St Ed Fac Auth Rev Monmouth Univ, Ser D	5.125%	07/01/24	$500,015
1,000	New Jersey St Ed Fac Auth Rev Princeton Theological, Ser A	5.000	07/01/30	1,099,940
5,000	New Jersey St Higher Ed Assistance Auth Student Ln Rev Rfdg, Ser 1A (b)	5.000	12/01/25	5,081,300
3,150	New Jersey St Higher Ed Assistance Auth Student Ln Rev Rfdg, Ser 1A (b)	5.000	12/01/26	3,222,167
1,500	New Jersey St Higher Ed Assistance Auth Student Ln Rev, Ser A	5.625	06/01/30	1,577,790
1,270	New Jersey St Hsg & Mtg Fin Agy Multi-Family Hsg Rev, Ser A (AMBAC Insd) (AMT)	5.550	05/01/27	1,270,483
1,000	New Jersey St Hsg & Mtg Fin Agy Rev Single Family Hsg, Ser U (AMT)	5.000	10/01/37	999,960
390	New Jersey St Tpk Auth Tpk Rev, Ser C (NATL Insd)	6.500	01/01/16	461,998
1,880	New Jersey St Tpk Auth Tpk Rev, Ser C (NATL Insd) (a)	6.500	01/01/16	2,177,491
1,600	New Jersey St Trans Tr Fd Auth Cap Apprec Trans Sys, Ser A	*	12/15/30	519,408
2,000	New Jersey St Trans Tr Fd Auth Cap Apprec Trans Sys, Ser A	*	12/15/31	609,640
6,000	New Jersey St Trans Tr Fd Auth Trans Sys, Ser A	*	12/15/39	1,142,340
600	Newark, NJ Hsg Auth Hsg Rev South Ward Police Fac (AGL Insd)	6.750	12/01/38	685,056
1,000	North Hudson Swr Auth NJ Swr Rev Rfdg, Ser A (NATL Insd)	5.250	08/01/16	1,026,280
1,000	North Hudson Swr Auth NJ Swr Rev Rfdg, Ser A (NATL Insd)	5.250	08/01/17	1,020,120
5,000	Rahway Valley, NJ Swr Auth Swr Cap Apprec, Ser A (NATL Insd)	*	09/01/32	1,407,050
550	Rutgers St Univ of NJ Rfdg, Ser A	6.400	05/01/13	590,816
1,300	Salem Cnty, NJ Impt Auth Rev City Gtd Fin Law St Office Bldg (AGM Insd)	5.250	08/15/32	1,387,165
3,500	Tobacco Settlement Fin Corp NJ (Prerefunded @ 6/01/12)	6.000	06/01/37	3,878,455
5,825	Tobacco Settlement Fin Corp NJ, Ser 1A	5.000	06/01/41	4,048,550
1,490	Union Cnty, NJ Util Auth Sub Lease Ogden Martin, Ser A (AMBAC Insd) (AMT)	5.350	06/01/23	1,490,075
1,000	University Med & Dent, Ser A (NATL Insd)	5.000	09/01/17	1,022,910

				132,996,225

	New York 11.8%
5,000	Port Auth NY & NJ Cons 144th (b)	5.000	10/01/35	5,208,600
3,700	Port Auth NY & NJ Cons 152nd (AMT) (b)	5.000	11/01/28	3,748,729
2,000	Port Auth NY & NJ Cons 85th (NATL Insd)	5.375	03/01/28	2,359,440

				11,316,769

See Notes to Financial Statements

Van Kampen Trust for Investment Grade New Jersey Municipals
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Guam 2.3%
$1,000	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.625%	12/01/29	$1,021,870
1,250	Guam Pwr Auth Rev, Ser A (AMBAC Insd)	5.125	10/01/29	1,164,100

				2,185,970

	Puerto Rico 7.6%
550	Puerto Rico Comwlth Infrastructure Fin Auth Spl Tax Rev Rfdg, Ser C (AMBAC Insd)	5.500	07/01/27	563,508
1,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.000	07/01/28	1,011,300
1,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.250	07/01/33	1,011,840
2,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.500	07/01/21	2,169,460
25	Puerto Rico Pub Bldgs Auth Rev Govt Fac, Ser I (Comwth Gtd) (Prerefunded @ 7/01/14)	5.250	07/01/33	28,616
660	Puerto Rico Sales Tax Fin Corp Sales Tax Rev Conv Cap Apprec, Ser A (c)	0.000/6.250	08/01/33	392,984
435	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.375	08/01/39	450,151
1,500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.750	08/01/37	1,594,964

				7,222,823

	U.S. Virgin Islands 3.9%
2,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	2,036,460
725	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago, Ser A	6.625	10/01/29	776,040
870	Virgin Islands Pub Fin Auth Rev Sub Matching Fd Ln Nt, Ser A	6.000	10/01/39	907,444

				3,719,944

Total Long-Term Investments 164.8% (Cost $151,694,107)				157,441,731

Total Short-Term Investments 0.6% (Cost $600,000)				600,000

Total Investments 165.4% (Cost $152,294,107)				158,041,731

Liability for Floating Rate Note Obligations Related to Securities Held (19.6%) (Cost ($18,750,000))
(18,750)	Notes with interest rates ranging from 0.30% to 0.39% at April 30, 2010 and contractual maturities of collateral ranging from 2025 to 2035 (See Note 1(G) in the Notes to Financial Statements) (d)			(18,750,000)

Total Net Investments 145.8% (Cost $133,544,107)				139,291,731

See Notes to Financial Statements

Van Kampen Trust for Investment Grade New Jersey Municipals
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Description	Value

Other Assets in Excess of Liabilities 1.8%	$1,770,137

Preferred Shares (including accrued distributions) (47.6%)	(45,505,236)

Net Assets Applicable to Common Shares 100.0%	$95,556,632

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Escrowed to Maturity

(b)	Underlying security related to Inverse Floaters entered into by the Trust. See Note 1(G) in the Notes to Financial Statements for further information.

(c)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined rate.

(d)	Floating rate notes. The interest rates shown reflect the rates in effect at April 30, 2010.

ACA—American Capital Access
AGL—Assured Guaranty Ltd.
AGM—Assured Guaranty Municipal Corp.
AMBAC—AMBAC Indemnity Corp.
AMT—Alternative Minimum Tax
BHAC—Berkshire Hathaway Assurance Corp.
Comwth—Commonwealth of Puerto Rico
FNMA—Federal National Mortgage Association
NATL—National Public Finance Guarantee Corp.
Radian—Radian Asset Assurance

See Notes to Financial Statements

Van Kampen Trust for Investment Grade New Jersey Municipals
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Fair Value Measurements

Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Trust’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position
Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United States	$—	$157,019,861	$—	$157,019,861
Issued by Foreign Governments	—	1,021,870	—	1,021,870

Total Investments in an Asset Position	$—	$158,041,731	$—	$158,041,731

See Notes to Financial Statements

Van Kampen Trust for Investment Grade New Jersey Municipals
Financial Statements

Statement of Assets and Liabilities
April 30, 2010 (Unaudited)

Assets:
Total Investments (Cost $152,294,107)	$158,041,731
Cash	95,628
Receivables:
Interest	1,985,420
Investments Sold	255,000
Other	466

Total Assets	160,378,245

Liabilities:
Payables:
Floating Rate Note Obligations	18,750,000
Investment Advisory Fee	57,913
Other Affiliates	6,549
Trustees’ Deferred Compensation and Retirement Plans	436,025
Accrued Expenses	65,890

Total Liabilities	19,316,377
Preferred Shares (including accrued distributions)	45,505,236

Net Assets Applicable to Common Shares	$95,556,632

Net Asset Value Per Common Share ($95,556,632 divided by 6,051,568 shares outstanding)	$15.79

Net Assets Consist of:
Common Shares ($0.01 par value with an unlimited number of shares authorized, 6,051,568 shares issued and outstanding)	$60,516
Paid in Surplus	93,247,928
Net Unrealized Appreciation	5,747,624
Accumulated Undistributed Net Investment Income	2,816,936
Accumulated Net Realized Loss	(6,316,372)

Net Assets Applicable to Common Shares	$95,556,632

Preferred Shares ($0.01 par value, authorized 100,000,000 shares, 1,820 issued with liquidation preference of $25,000 per share)	$45,500,000

Net Assets Including Preferred Shares	$141,056,632

See Notes to Financial Statements

Van Kampen Trust for Investment Grade New Jersey Municipals
Financial Statements  continued

Statement of Operations
For the Six Months Ended April 30, 2010 (Unaudited)

Investment Income:
Interest	$4,116,234

Expenses:
Investment Advisory Fee	427,152
Interest and Residual Trust Expenses	57,828
Trustees’ Fees and Related Expenses	52,225
Professional Fees	34,507
Preferred Share Maintenance	33,726
Accounting and Administrative Expenses	26,417
Transfer Agent Fees	13,591
Reports to Shareholders	12,361
Registration Fees	10,838
Line of Credit	7,698
Custody	7,212
Other	6,882

Total Expenses	690,437
Investment Advisory Fee Reduction	77,663

Net Expenses	612,774

Net Investment Income	$3,503,460

Realized and Unrealized Gain/Loss:
Net Realized Loss	$(707,129)

Unrealized Appreciation/Depreciation:
Beginning of the Period	3,683,995
End of the Period	5,747,624

Net Unrealized Appreciation During the Period	2,063,629

Net Realized and Unrealized Gain	$1,356,500

Distributions to Preferred Shareholders	$(38,698)

Net Increase in Net Assets Applicable to Common Shares from Operations	$4,821,262

See Notes to Financial Statements

Van Kampen Trust for Investment Grade New Jersey Municipals
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

	For The	For The
	Six Months Ended	Year Ended
	April 30, 2010	October 31, 2009

From Investment Activities:
Operations:
Net Investment Income	$3,503,460	$7,257,265
Net Realized Loss	(707,129)	(3,095,792)
Net Unrealized Appreciation During the Period	2,063,629	17,312,870
Distributions to Preferred Shareholders:
Net Investment Income	(38,698)	(285,629)

Change in Net Assets Applicable to Common Shares from Operations	4,821,262	21,188,714

Distributions to Common Shareholders:
Net Investment Income	(3,223,491)	(5,522,053)

Net Change in Net Assets Applicable to Common Shares from Investment Activities	1,597,771	15,666,661

From Capital Transactions:
Value of Common Shares Issued Through Dividend Reinvestment	104,318	-0-

Total Increase in Net Assets Applicable to Common Shares	1,702,089	15,666,661
Net Assets Applicable to Common Shares:
Beginning of the Period	93,854,543	78,187,882

End of the Period (Including accumulated undistributed net investment income of $2,816,936 and $2,575,665, respectively)	$95,556,632	$93,854,543

See Notes to Financial Statements

Van Kampen Trust for Investment Grade New Jersey Municipals
Financial Statements  continued

Statement of Cash Flows
For the Six Months Ended April 30, 2010 (Unaudited)

Change in Net Assets from Operations (including Preferred Share Distributions)	$4,821,262

Adjustments to Reconcile the Change in Net Assets from Operations to
Net Cash Provided by Operating Activities:
Purchases of Investments	(17,856,741)
Proceeds from Sales of Investments	14,996,274
Net Sales of Short-Term Investments	800,000
Amortization of Premium	115,663
Accretion of Discount	(693,960)
Net Realized Loss on Investments	707,129
Net Change in Unrealized Appreciation on Investments	(2,063,629)
Decrease in Interest Receivable	55,548
Decrease in Other Assets	2,335
Decrease in Investment Advisory Fee Payable	(2,724)
Decrease in Accrued Expenses	(18,395)
Decrease in Distributor and Affiliates Payable	(8,419)
Increase in Trustees’ Deferred Compensation and Retirement Plans	49,893

Total Adjustments	(3,917,026)

Net Cash Provided by Operating Activities	904,236

Cash Flows From Financing Activities:
Retirement of Preferred Shares	(3,250,000)
Dividends Paid (net of reinvested dividends $104,318)	(3,135,096)
Proceeds from and Repayments of Floating Rate Note Obligations	5,400,000

Net Cash Used for Financing Activities	(985,096)

Net Decrease in Cash	(80,860)
Cash at the Beginning of the Period	176,488

Cash at the End of the Period	$95,628

Supplemental Disclosures of Cash Flow Information
Cash Paid During the Year for Interest	$57,828

See Notes to Financial Statements

Van Kampen Trust for Investment Grade New Jersey Municipals
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one common share of the Trust outstanding throughout the periods indicated.

	Six Months
	Ended
	April 30,	Year Ended October 31,
	2010	2009	2008	2007	2006	2005

Net Asset Value, Beginning of the Period	$15.53	$12.93	$16.77	$17.85	$17.63	$18.43

Net Investment Income	0.58 (a)	1.20 (a)	1.24 (a)	1.22 (a)	1.16 (a)	1.18
Net Realized and Unrealized Gain/Loss	0.22	2.36	(3.73)	(1.01)	0.45	(0.69)
Common Share Equivalent of Distributions
Paid to Preferred Shareholders:
Net Investment Income	(0.01)	(0.05)	(0.28)	(0.37)	(0.33)	(0.23)
Net Realized Gain	-0-	-0-	(0.07)	(0.03)	(0.04)	(0.01)

Total from Investment Operations	0.79	3.51	(2.84)	(0.19)	1.24	0.25
Distributions Paid to Common Shareholders:
Net Investment Income	(0.53)	(0.91)	(0.84)	(0.80)	(0.85)	(0.98)
Net Realized Gain	-0-	-0-	(0.16)	(0.09)	(0.17)	(0.07)

Net Asset Value, End of the Period	$15.79	$15.53	$12.93	$16.77	$17.85	$17.63

Common Share Market Price at End of the Period	$16.59	$15.40	$12.50	$15.25	$16.44	$15.76
Total Return* (b)	11.45% **	31.90%	–12.40%	–2.10%	10.89%	–2.30%
Net Assets Applicable to Common Shares at End of the Period (In millions)	$95.6	$93.9	$78.2	$101.8	$109.0	$107.6
Ratio of Expenses to Average Net Assets Applicable to Common Shares* (c)	1.31%	1.39%	1.47%	1.54%	1.36%	1.27%
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares* (c)	7.47%	8.42%	7.90%	7.06%	6.62%	6.47%
Portfolio Turnover	10% **	8%	26%	20%	30%	13%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets Applicable to Common Shares (c)	1.47%	1.56%	1.64%	1.69%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares (c)	7.31%	8.25%	7.74%	6.92%	N/A	N/A

Supplemental Ratios:
Ratio of Expenses (Excluding Interest and Residual Trust Expenses) to Average Net Assets Applicable to Common Shares (c)	1.18%	1.21%	1.09%	1.17%	1.36%	1.27%
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares (d)	7.39%	8.09%	6.10%	4.95%	4.72%	5.21%

Senior Securities:
Total Preferred Shares Outstanding	1,820	1,950	2,080	2,600	2,600	2,600
Asset Coverage Per Preferred Share (e)	$77,507	$73,131	$62,599	$64,160	$66,932	$66,390
Involuntary Liquidating Preference Per Preferred Share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Average Market Value Per Preferred Share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

** Non-Annualized
N/A = Not Applicable

(a)	Based on average shares outstanding.
(b)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.
(c)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(d)	Ratios reflect the effect of dividend payments to preferred shareholders.
(e)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing this by the number of preferred shares outstanding.

See Notes to Financial Statements

Van Kampen Trust for Investment Grade New Jersey Municipals
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)

1. Significant Accounting Policies
Van Kampen Trust for Investment Grade New Jersey Municipals (the “Trust”) is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust’s investment objective is to seek to provide a high level of current income exempt from federal income taxes and New Jersey gross income taxes, consistent with preservation of capital. The Trust will invest substantially all of its assets in New Jersey municipal securities rated investment grade at the time of investment. The Trust commenced investment operations on March 27, 1992.
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards CodificationTM (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust appropriately updated relevant GAAP references to reflect the new ASC.

A. Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the

Van Kampen Trust for Investment Grade New Jersey Municipals
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2010, the Trust had no when-issued or delayed delivery purchase commitments.

D. Investment Income Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

E. Federal Income Taxes It is the Trust’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Trust recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Trust files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended October 31, 2009, remains subject to examination by taxing authorities.
The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At October 31, 2009, the Trust had an accumulated capital loss carryforward for tax purposes of $5,199,823, which will expire according to the following schedule:

Amount	Expiration

$1,827,979	October 31, 2016
3,371,844	October 31, 2017

Van Kampen Trust for Investment Grade New Jersey Municipals
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

At April 30, 2010, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$133,055,925

Gross tax unrealized appreciation	$9,463,187
Gross tax unrealized depreciation	(3,232,466)

Net tax unrealized appreciation on investments	$6,230,721

F. Distribution of Income and Gains The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains which were included as ordinary income for tax purposes.
The tax character of distributions paid during the year ended October 31, 2009 were as follows:

Distributions paid from:
Ordinary income	$24,063
Tax-exempt income	5,800,880
Long-term capital gain	-0-

$5,824,943

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$16,341
Undistributed tax-exempt income	2,605,252

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes.

G. Floating Rate Note Obligations Related to Securities Held The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Trust’s

Van Kampen Trust for Investment Grade New Jersey Municipals
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

investment assets, and the related floating rate notes reflected as Trust liabilities under the caption “Floating Rate Note Obligations” on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption “Interest and Residual Trust Expenses” on the Trust’s Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At April 30, 2010, Trust investments with a value of $32,724,706 are held by the dealer trusts and serve as collateral for the $18,750,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at April 30, 2010 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interest during the six months ended April 30, 2010 were $16,447,521 and 0.35%, respectively.

H. Reporting Subsequent Events Management has evaluated the impact of any subsequent events through the date the financial statements were effectively issued. Management has determined that other than the event described in Note 9, there are no material events or transactions that would affect the Trust’s financial statements or require disclosure in the Trust’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, Van Kampen Asset Management (the “Adviser”) provides investment advice and facilities to the Trust for an annual fee payable monthly of 0.55% of the average daily net assets including current preferred shares and leverage of $16,565,230 entered into to retire previously issued preferred shares of the Trust. The Adviser has agreed to waive investment advisory fees equal to 0.10% of the average daily net assets including current preferred shares and leverage of $16,565,230 entered into to retire previously issued preferred shares of the Trust. During the six months ended April 30, 2010, the Adviser waived approximately $77,700 of its advisory fees. This waiver is voluntary and can be discontinued at any time.
For the six months ended April 30, 2010, the Trust recognized expenses of approximately $2,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2010, the Trust recognized expenses of approximately $24,700 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.

Van Kampen Trust for Investment Grade New Jersey Municipals
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.
The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500. Pursuant to the closing of the transaction as described in Note 9, the deferred compensation and retirement plans were terminated and amounts owed to the trustees were distributed on May 27, 2010.

3. Capital Transactions
For the six months ended April 30, 2010 and the year ended October 31, 2009, transactions in common shares were as follows:

	Six Months Ended	Year Ended
	April 30, 2010	October 31, 2009

Beginning Shares	6,044,929	6,044,929
Shares Issued Through Dividend Reinvestment	6,639	-0-

Ending Shares	6,051,568	6,044,929

4. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $17,856,741 and $15,251,274, respectively.

5. Inverse Floating Rate Securities
The Trust may invest a portion of its assets in inverse floating rate municipal securities, which are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio or used as an alternative form of leverage in order to redeem a portion of the Trusts’ preferred shares. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate securities in which the Trust may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds (which may be tendered by the Trust in certain instances) and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Trust. The short-term floating rate interests have first priority on the cash flow from the bonds held by the special purpose trust and the Trust is paid the residual cash flow from the bonds held by the special purpose trust.
The Trust generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar

Van Kampen Trust for Investment Grade New Jersey Municipals
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.
In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

6. Preferred Shares
As of April 30, 2010, the Trust has outstanding 1,820 Auction Preferred Shares (APS). Dividends are cumulative and the dividend rate is generally reset every 28 days through an auction process. Beginning on February 15, 2008 and continuing through April 30, 2010, all series of preferred shares of the Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate on APS. The rate in effect on April 30, 2010 was 0.221%. During the six months ended April 30, 2010, the rates ranged from 0.110% to 0.243%.
Historically, the Trust paid annual fees equivalent to 0.25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auction. Effective March 16, 2009, the Trust decreased this amount to 0.15% due to auction failures. In the future, if auctions no longer fail, the Trust may return to an annual fee payment of 0.25% of the preferred share liquidation value.
The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.
The Trust has the option to enter into additional inverse floating rate securities as an alternative form of leverage in order to redeem and retire a portion of its preferred shares. For the six months ended April 30, 2010, transactions in preferred shares were as follows:

	Shares	Value

Outstanding at October 31, 2009	1,950	$48,750,000
Amount Retired	(130)	(3,250,000)

Outstanding at April 30, 2010	1,820	$45,500,000

7. Line of Credit
Several Van Kampen municipal funds, including the Trust, entered into a $150,000,000 joint revolving bank credit facility. The purpose of the facility is to provide availability of funds for short-term liquidity purposes. The Trust had no borrowings under the facility during the year.

8. Indemnifications
The Trust enters into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Van Kampen Trust for Investment Grade New Jersey Municipals
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

9. Subsequent Event
On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser and certain other affiliated service providers to most of the Van Kampen funds (including the Trust) (the “Transaction”). In contemplation of the Transaction, at a special meeting of shareholders held on April 16, 2010, shareholders of the Trust approved a new investment advisory agreement with Invesco Advisers, Inc., a subsidiary of Invesco Ltd., and a new master investment sub-advisory agreement with several of Invesco Ltd.’s wholly-owned affiliates. Thus, effective June 1, 2010, the Trust’s investment adviser, investment sub-advisers and certain other service providers are affiliates of Invesco Ltd. As of the same date, the Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Trust. In addition, effective June 1, 2010, the Trust has changed its name to “Invesco Van Kampen Trust for Investment Grade New Jersey Municipals”. The Transaction does not result in any change to the Trust’s investment objective, principal investment strategies or the Trust’s portfolio management team.

10. Accounting Pronouncements
During June 2009, the FASB issued ASC 860, Transfers and Servicing (ASC 860). The objective of ASC 860 is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets.
ASC 860 is effective as of the beginning of each reporting entity’s first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period and for interim and annual reporting periods thereafter. Earlier application is prohibited. The recognition and measurement provisions of ASC 860 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of ASC 860 should be applied to transfers that occurred both before and after the effective date of ASC 860. At this time, management is evaluating the implications of ASC 860 and the impact it will have on the financial statement amounts and disclosures, if any.
On January 21, 2010, the FASB issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009. However, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment to ASC 820 and the impact it will have on financial statement disclosures.

Van Kampen Trust for Investment Grade New Jersey Municipals
Board of Trustees, Officers and Important Addresses
Information below is as of June 15, 2010

Trustees
 David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Colin Meadows
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen, Chairman
Suzanne H. Woolsey

Officers
 Colin Meadows
President and Principal Executive Officer
John M. Zerr
Senior Vice President, Chief Legal Officer and Secretary
Lisa O. Brinkley
Vice President
Kevin M. Carome
Vice President
Karen Dunn Kelly
Vice President
Sheri Morris
Vice President, Principal Financial Officer and Treasurer
Lance A. Rejsek
Anti-Money Laundering Compliance Officer
Todd L. Spillane
Chief Compliance Officer
Transfer Agent
 Computershare Trust Company, N.A.
c/o Computershare Investor Services
P.O. Box 43078
Providence, RI 02940-3078

Independent Registered
Public Accounting Firm
 PricewaterhouseCoopers LLP
1201 Louisiana Street, Suite 2900
Houston, TX 77002-5678

Legal Counsel
 Skadden, Arps, Slate,
Meagher & Flom LLP
155 West Wacker Drive
Chicago, Illinois 60606

Investment Adviser
 Invesco Advisers, Inc.
1555 Peachtree Street, N.E.
Atlanta, GA 30309

Van Kampen Trust for Investment Grade New Jersey Municipals
Results of Shareholder Votes

A Special Meeting of Shareholders of the Trust was held on April 16, 2010 and the results of the voting were as follows:

		Votes	Withheld/
Matter	Votes For	Against	Abstentions

(1) Approve a new advisory agreement between the Trust and Invesco Advisors, Inc.	3,048,227	210,190	160,834
(2) Approve a new sub-advisory agreement between Invesco Advisors, Inc. and each of Invesco TriMark Ltd.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.	3,036,731	216,530	165,989

Van Kampen Trust for Investment Grade
New Jersey Municipals
An Important Notice Concerning Our
Privacy Policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

www.vankampen.com

Copyright ©2010 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

VTJSAN 06/10
IU10-02466P-Y04/10

ITEM 2. CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant:   Invesco Van Kampen Trust for Investment Grade New Jersey Municipals

By:	/s/ Colin Meadows

Colin Meadows
Principal Executive Officer

Date:	July 8, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows

Colin Meadows
Principal Executive Officer

Date:	July 8, 2010

By:	/s/ Sheri Morris

Sheri Morris
Principal Financial Officer

Date:	July 8, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.